Subsequent Event - Additional Information (Detail)			12 Months Ended
	Mar. 13, 2025 USD ($) $ / shares shares	Mar. 13, 2025 CAD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Subsequent Event [Line Items]
Common stock shares issued | shares			35,641,603	27,282,165
Redemption of warrants | $			$ 337,816	$ 5,241,811
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock shares issued | shares	200,000
Warrants and rights outstanding | $	$ 200,000
Class of warrants exercise price per share | $ / shares	$ 3
Redemption of warrants	$ 416,406	$ 600,000